Capital Stock (Details)									12 Months Ended
	Aug. 26, 2025 $ / shares shares	May 27, 2025 USD ($) $ / shares shares	Nov. 17, 2023 USD ($)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Oct. 01, 2022 USD ($)	Apr. 01, 2022 USD ($)	Nov. 01, 2021 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares
Capital Stock [Line Items]
Common stock, shares issued									23,396,667	13,113,173
Aggregate value of vested common shares (in Dollars) | $									$ 524,280		$ 1,654,942
Common shares issued											150,000
Common shares issued value (in Dollars) | $											$ 244,500
Common shares repurchased											201,614
Repurchase amount (in Dollars) | $											$ 1,250,000
Number of shares										1
Number of warrants										1
Warrant exercisable										1
Warrant exercise price per share (in Dollars per share) | $ / shares									$ 0.48	$ 2
Warrant issuance date										5 years
Purchase price of issued shares (in Dollars per share) | $ / shares	$ 0.54								$ 0.54	$ 1.16
Number of stock options, granted									1,030,000	1,030,000		875,000
Aggregate intrinsic value (in Dollars) | $
Unrecognized compensation cost (in Dollars) | $									$ 78,260
Fair value (in Dollars per share) | $ / shares									$ 0.48	$ 1.1		$ 4.1
Vesting period									1 year
Restricted stock divided price (in Dollars) | $												$ 30,000
Aggregate shares issued									440,000
Percentage of consulting services											50.00%
Share-based awards granted value				$ 3,846	¥ 27,000
Employee shares issued											2,564
Share-based compensation expenses (in Dollars) | $									$ 972,879	$ 1,977,186	$ 2,061,810
Warrant per share (in Dollars per share) | $ / shares									$ 0.54	$ 1.16
Risk free interest rate	3.77%								3.77%	4.75%
Expected life	5 years								5 years	5 years
Expected volatility	136.90%								136.90%	166.40%
Expected dividend
Total investment (in Dollars) | $			$ 7,500,000
Number of subscribe units			900
Issued contributing value (in Dollars) | $			$ 3,762,395						$ 5,109,251	$ 800,000
Owns interest percentage of VIE			40.00%
Total ownership value (in Dollars) | $			$ 7,500,000
Investment was diluted (in Dollars) | $			3,750,000
Actual contributions (in Dollars) | $			762,346
Warrant [Member]
Capital Stock [Line Items]
Purchase price of issued shares (in Dollars per share) | $ / shares		$ 0.63
Number of stock options, granted	253,425
Fair value (in Dollars per share) | $ / shares	$ 0.48
Warrant per share (in Dollars per share) | $ / shares		$ 0.38
Risk free interest rate		4.04%
Expected life		1 year
Expected volatility		143.00%
Expected dividend
Exercise price of warrant (in Dollars per share) | $ / shares	$ 0.73
November 1, 2021 Grant [Member]
Capital Stock [Line Items]
Issued shares										50,000	185,000
November 1, 2021 [Member]
Capital Stock [Line Items]
Exercise price of warrant (in Dollars per share) | $ / shares									$ 4.1
Mr. Craig Wilson [Member]
Capital Stock [Line Items]
Grant of shares received (in Dollars) | $								$ 27,000
Ms. Majorie Cowan [Member]
Capital Stock [Line Items]
Grant of shares received (in Dollars) | $							$ 22,500
Mr. Gary Pratt [Member]
Capital Stock [Line Items]
Grant of shares received (in Dollars) | $						$ 22,500
Chief Executive Officer [Member]
Capital Stock [Line Items]
Number of stock options, granted									200,000
Fair value (in Dollars per share) | $ / shares											$ 2.21
Aggregate shares issued											360,000
Officer [Member]
Capital Stock [Line Items]
Number of stock options, granted									440,000		440,000
Fair value (in Dollars per share) | $ / shares									$ 0.54	$ 1.16
Aggregate shares issued										440,000	80,000
Consultant [Member]
Capital Stock [Line Items]
Common shares issued									75,000	150,000
SouthGilmore [Member]
Capital Stock [Line Items]
Issued contributing value (in Dollars) | $			$ 3,750,000
Common Stock [Member]
Capital Stock [Line Items]
Units issued									9,568,494	400,000
Issued contributing value (in Dollars) | $									$ 15,188	$ 635
Common Stock [Member] | Director [Member]
Capital Stock [Line Items]
Common stock, shares issued									715,000	715,000
Share-Based Payment Arrangement [Member]
Capital Stock [Line Items]
Aggregate value of vested common shares (in Dollars) | $										$ 834,399
Share-based compensation expenses (in Dollars) | $										$ 834,400
Share-Based Awards [Member]
Capital Stock [Line Items]
Fair value (in Dollars per share) | $ / shares											$ 1.63
Aggregate of shares issued											80,000
Aggregate shares issued												16,247
Share-Based Awards [Member] | Chief Executive Officer [Member]
Capital Stock [Line Items]
Number of stock options, granted											360,000
Director Grant [Member] | November 1, 2021 [Member]
Capital Stock [Line Items]
Issued shares											71,519
Consulting Services [Member]
Capital Stock [Line Items]
Common shares issued										75,000	150,000
Number of stock options, granted										150,000	300,000
Fair value (in Dollars per share) | $ / shares										$ 0.84	$ 1.63
Common Share Awards [Member]
Capital Stock [Line Items]
Share-based compensation expenses (in Dollars) | $									$ 524,280	$ 834,399	$ 1,796,179
Directors, executives and employees [Member]
Capital Stock [Line Items]
Aggregate of shares issued												640,000
Directors, executives and employees [Member] | Director [Member]
Capital Stock [Line Items]
Common stock, shares issued											699,083
Minimum [Member]
Capital Stock [Line Items]
Recognized term									3 months
Vesting period												1 year
Number of subscribe units			600
Issued contributing value (in Dollars) | $			$ 3,750,000
Maximum [Member]
Capital Stock [Line Items]
Recognized term									3 years
Vesting period												2 years
Number of subscribe units			1,500
Issued contributing value (in Dollars) | $			$ 3,737,727
Gilmore [Member]
Capital Stock [Line Items]
Owned percent			100.00%
SouthGilmore [Member]
Capital Stock [Line Items]
Owned percent			40.00%
Investment in Subsidiary [Member]
Capital Stock [Line Items]
Owned percent			40.00%
NCI’s [Member]
Capital Stock [Line Items]
Owned percent			10.00%
Private Placement [Member]
Capital Stock [Line Items]
Units issued									5,068,494	400,000
Price per share (in Dollars per share) | $ / shares										$ 2
Total gross proceeds (in Dollars) | $									$ 3,700,000	$ 800,000
Purchase price of issued shares (in Dollars per share) | $ / shares									$ 0.73
Private Placement [Member] | Warrant [Member]
Capital Stock [Line Items]
Units issued		4,500,000							4,500,000
Warrant exercise price per share (in Dollars per share) | $ / shares		$ 0.48
Purchase of warrants		13,500,000							13,500,000
Purchase price of issued shares (in Dollars per share) | $ / shares		$ 0.4							$ 0.4
Proceeds from issuance of warrants (in Dollars) | $		$ 1,800,000							$ 1,800,000